As filed with the Securities and Exchange Commission on June 13, 2019

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	88	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	90	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906_____
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th day of June, 2019.

Franklin Strategic Series

(Registrant)

*By:  /s/Steven J. Gray

 Steven J. Gray

 Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS* Edward D. Perks	President and Chief Executive Officer – Investment Management
Dated: June 12, 2019

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: June 12, 2019

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: June 12, 2019

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: June 12, 2019

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: June 12, 2019

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: June 12, 2019

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: June 12, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: June 12, 2019

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: June 12, 2019

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: June 12, 2019

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: June 12, 2019

By:   /s/Steven J. Gray

Steven J. Gray

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase